Income Taxes - Schedule of HK Statutory Rates (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of HK Statutory Rates [Abstract]
Income tax rate in the Cayman Islands		0.00%	0.00%	0.00%
Income tax rate in the BVI		0.00%	0.00%	0.00%
Hong Kong statutory income tax rate		16.50%	16.50%	16.50%
Tax effect of different tax rate for operation in the PRC		(0.70%)	(0.50%)	(1.10%)
Effect of super deduction for research and development in the PRC		0.00%	5.50%	0.00%
Temporary difference not recognized		0.00%	(0.70%)	(8.80%)
Income not taxable		0.60%	0.30%	(8.80%)
Non-deductible expenses		(2.10%)	(0.20%)	2.20%
Tax losses not recognized	[1]	(49.50%)
Effect of changes in valuation allowance		(18.20%)
Effective tax rate		(53.40%)	20.90%	0.00%

[1]	The tax losses not recognized represented by the tax loss position under Samfine Creation Holdings Group which is incorporated in Cayman Islands which is not subject to any income tax.